STOCKHOLDERS EQUITY AND STOCK BASED COMPENSATION (Details 2) (DirectorsAndEmployeesMember, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
DirectorsAndEmployeesMember
Related Party Transaction [Line Items]
Weighted-average fair value of options granted	$ 0.65	$ 0.32	$ 4.48
Expected terms Minimum	2 years 6 months	3 years	6 years
Expected terms Maximum	5 years 6 months	3 years	6 years
Expected volatility minimum	219.00%	85.00%	75.00%
Expected volatility maximum	360.00%	85.00%	75.00%
Risk-free interest rate Minimum	0.31%	0.46%	2.02%
Risk-free interest rate Maximum	1.03%	0.46%	2.02%